Credit Facility - Schedule of Contractual Future Principal Repayments in Relation to Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 3,041
2016	3,118
2017	793
Contractual future principal repayments, Total	$ 6,952